Note Payable to Bank (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 09, 2020	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Note payable to bank current		$ 13,990	$ 2,241
Bounce Back Loan Scheme [Member]
Debt Instrument [Line Items]
Debt face amount	$ 60,600
Debt maturity term	72 months
Debt interest rate	2.50%
Interest expense		731
Note payable to bank		64,982
Note payable to bank current		$ 13,990
Bounce Back Loan Scheme [Member] | United Kingdom, Pounds
Debt Instrument [Line Items]
Debt face amount	$ 47,600